Derivative Instruments And Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Offsetting Assets and Liabilities [Table Text Block]
The composition of offsetting derivative instruments, financial assets, and financial liabilities was as follows.

				Gross Amounts Not Offset in the Condensed Consolidated Balance Sheet
December 31, 2012 ($ in millions)	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Condensed Consolidated Balance Sheet	Net Amounts of Assets/(Liabilities) Presented in the Condensed Consolidated Balance Sheet	Financial Instruments	Collateral (a)	Net Amount
Assets
Derivative assets in net asset positions	$1,395	$—	$1,395	$(503)	$(841)	$51
Derivative assets in net liability positions	788	—	788	(788)	—	—
Derivative assets with no offsetting arrangements	115	—	115	—	—	115
Total assets	$2,298	$—	$2,298	$(1,291)	$(841)	$166
Liabilities
Derivative liabilities in net liability positions	$(1,929)	$—	$(1,929)	$788	$1,092	$(49)
Derivative liabilities in net asset positions	(503)	—	(503)	503	—	—
Derivative liabilities with no offsetting arrangements	(36)	—	(36)	—	—	(36)
Total liabilities	$(2,468)	$—	$(2,468)	$1,291	$1,092	$(85)

(a)	Financial collateral received/pledged shown as a balance based on the sum of all net asset and liability positions between Ally and each individual derivative counterparty.

				Gross Amounts Not Offset in the Condensed Consolidated Balance Sheet
December 31, 2011 ($ in millions)	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Condensed Consolidated Balance Sheet	Net Amounts of Assets/(Liabilities) Presented in the Condensed Consolidated Balance Sheet	Financial Instruments	Collateral (a)	Net Amount
Assets
Derivative assets in net asset positions	$2,492	$—	$2,492	$(1,748)	$(618)	$126
Derivative assets in net liability positions	1,337	—	1,337	(1,337)	—	—
Derivative assets with no offsetting arrangements	1,872	—	1,872	—	—	1,872
Total assets	$5,701	$—	$5,701	$(3,085)	$(618)	$1,998
Liabilities
Derivative liabilities in net liability positions	$(2,616)	$—	$(2,616)	$1,337	$1,215	$(64)
Derivative liabilities in net asset positions	(1,748)	—	(1,748)	1,748	—	—
Derivative liabilities with no offsetting arrangements	(1,015)	—	(1,015)	—	—	(1,015)
Total liabilities	$(5,379)	$—	$(5,379)	$3,085	$1,215	$(1,079)

(a)	Financial collateral received/pledged shown as a balance based on the sum of all net asset and liability positions between Ally and each individual derivative counterparty.

Fair Value Amounts Of Derivative Instruments Reported On Our Condensed Consolidated Balance Sheet [Table Text Block]
he following table summarizes the fair value amounts of derivative instruments reported on our Consolidated Balance Sheet. The fair value amounts are presented on a gross basis, are segregated by derivatives that are designated and qualifying as hedging instruments or those that are not, and are further segregated by type of contract within those two categories. At December 31, 2012, $2.3 billion of the derivative contracts in a receivable position were classified as other assets on the Consolidated Balance Sheet. At December 31, 2011, $5.7 billion and $14 million of the derivative contracts in a receivable position were classified as other assets and trading assets, respectively, on the Consolidated Balance Sheet. At December 31, 2012, $2.5 billion of derivative contracts in a liability position were classified as accrued expenses and other liabilities on the Consolidated Balance Sheet. At December 31, 2011, $5.4 billion of derivative contracts in a liability position and $12 million of trading derivatives were both classified as accrued expenses and other liabilities on the Consolidated Balance Sheet.

	2012			2011
	Derivative contracts in a		Notional amount	Derivative contracts in a		Notional amount
December 31, ($ in millions)	receivable position (a)	payable position (b)		receivable position (a)	payable position (b)
Derivatives qualifying for hedge accounting
Interest rate risk
Fair value accounting hedges	$411	$—	$7,248	$289	$4	$8,398
Cash flow accounting hedges	—	10	2,580	4	—	3,000
Total interest rate risk	411	10	9,828	293	4	11,398
Foreign exchange risk
Net investment accounting hedges	35	53	8,693	123	54	8,208
Total derivatives qualifying for hedge accounting	446	63	18,521	416	58	19,606
Economic hedges and trading derivatives
Interest rate risk
MSRs	1,616	2,299	146,405	4,812	5,012	523,037
Mortgage loan commitments and mortgage loans held-for-sale	49	23	9,617	95	107	24,950
Debt	28	29	17,716	81	54	25,934
Other	154	27	41,514	160	101	42,142
Total interest rate risk	1,847	2,378	215,252	5,148	5,274	616,063
Foreign exchange risk	5	27	2,464	137	47	7,569
Total economic hedges and trading derivatives	1,852	2,405	217,716	5,285	5,321	623,632
Total derivatives	$2,298	$2,468	$236,237	$5,701	$5,379	$643,238

(a)	Includes accrued interest of $175 million and $459 million at December 31, 2012 and 2011, respectively.

(b)	Includes accrued interest of $144 million and $458 million at December 31, 2012 and 2011, respectively.

Gains and Losses on Derivative Instruments Reported in Statement of Comprehensive Income [Table Text Block]
The following table summarizes the location and amounts of gains and losses on derivative instruments reported in our Consolidated Statement of Income and Other Comprehensive Income.

Year ended December 31, ($ in millions)	2012	2011	2010
Derivatives qualifying for hedge accounting
Gain recognized in earnings on derivatives (a)
Interest rate contracts
Interest on long-term debt	$164	$895	$159
Foreign exchange contracts
Other income, net of losses	—	35	—
Loss recognized in earnings on hedged items (b)
Interest rate contracts
Interest on long-term debt	(193)	(851)	(122)
Foreign exchange contracts
Other income, net of losses	—	(35)	—
Total derivatives qualifying for hedge accounting	(29)	44	37
Economic and trading derivatives
(Loss) gain recognized in earnings on derivatives
Interest rate contracts
Servicing asset valuation and hedge activities, net	556	359	(470)
(Loss) gain on mortgage and automotive loans, net	(5)	(242)	69
Other income, net of losses	(18)	(57)	(102)
Total interest rate contracts	533	60	(503)
Foreign exchange contracts (c)
Interest on long-term debt	(39)	61	(125)
Other income, net of losses	(48)	17	120
Total foreign exchange contracts	(87)	78	(5)
Gain (loss) recognized in earnings on derivatives	$417	$182	$(471)

(a)
Amounts exclude gains related to interest for qualifying accounting hedges of debt, which are primarily offset by the fixed coupon payment on the long-term debt. The gains were $119 million, $248 million, and $312 million for the years ended December 31, 2012, 2011, and 2010, respectively.

(b)
Amounts exclude gains related to amortization of deferred basis adjustments on the hedged items. The gains were $226 million, $216 million, and $148 million for the years ended December 31, 2012, 2011, and 2010, respectively.

(c)
Amounts exclude gains and losses related to the revaluation of the related foreign-denominated debt or receivable. Gains of $87 million, and losses of $103 million and $17 million, were recognized for the years ended December 31, 2012, 2011, and 2010, respectively

Derivative Instruments Used In Cash Flow and Net Investment Hedge Accounting Relationships [Table Text Block]
The following table summarizes derivative instruments used in cash flow and net investment hedge accounting relationships.

Year ended December 31, ($ in millions)	2012	2011	2010
Cash flow hedges
Interest rate contracts
Gain reclassified from accumulated other comprehensive income to interest on long-term debt	$1	$—	$—
(Loss) gain recorded directly to interest on long-term debt	(7)	5	—
Total interest on long-term debt	$(6)	$5	$—
(Loss) gain recognized in other comprehensive income	$(7)	$(1)	$4
Net investment hedges
Foreign exchange contracts
(Loss) gain reclassified from accumulated other comprehensive income to other income, net of losses	$(1)	$(8)	$12
Loss recorded directly to other income, net of losses (a)	—	(3)	(18)
Total other income, net of losses	$(1)	$(11)	$(6)
(Loss) gain recognized in other comprehensive income (b)	$(270)	$173	$(183)

(a)	The amounts represent the forward points excluded from the assessment of hedge effectiveness.

(b)
The amounts represent the effective portion of net investment hedges. There are offsetting amounts recognized in accumulated other comprehensive income related to the revaluation of the related net investment in foreign operations. There were gains of $285 million, losses of $237 million, and gains of $187 million for the years ended December 31, 2012, 2011, and 2010, respectively.